Deferred compensation awards	12 Months Ended
Mar. 31, 2024
Deferred Compensation Awards [Abstract]
Deferred compensation awards
13. Deferred compensation awards:
Nomura issues deferred compensation awards to senior management and employees, which are linked to the price of the Company’s common stock, in order to retain and motivate key staff.
These stock-based compensation awards comprise Restricted Stock Unit (“RSU”) awards, Performance Share Unit (“PSU”) awards, Plan A and Plan B Stock Acquisition Right (“SAR”) awards, Notional Stock Unit (“NSU”) awards, and Collared Notional Stock Unit (“CSU”) awards. SAR Plan A awards are awards of stock options while RSU awards, PSU awards, SAR Plan B awards, NSU awards and CSU awards are all analogous to awards of restricted common stock.
Certain deferred compensation awards include “Full Career Retirement” (“FCR”) provisions which permit recipients of the awards to continue to vest in the awards upon voluntary termination of employment if certain criteria based on corporate title and length of service within Nomura are met. The requisite service period for these awards ends on the earlier of the contractual vesting date and the date that the recipients become eligible for or claim FCR.

Unless indicated below, deferred compensation awards are generally reduced, forfeited or clawed back in the event of termination of employment, material restatements of financial statements, material conduct issues, material damage to Nomura’s business or reputation, material downturns in the performance of the Nomura group and/or a material failure of risk management.
RSU awards
For each RSU award, one common stock of the Company is delivered. The awards generally have a graded vesting period from one
to three years with an extending vesting period of up to seven years for certain senior management and employees in order to meet local regulatory requirements based on the role they perform within Nomura.
The grant date fair value per award is determined using the price of the Company’s common stock.
The following table presents activity relating to RSU awards for the year ended March 31
, 2024.

	Outstanding (number of Nomura shares)	Weighted-average grant date fair value per share	Weighted-average remaining life until expiry (years)
Outstanding as of March 31, 2023	158,759,875	¥451	1.0
Granted	84,295,700	466
Forfeited	(12,039,400)	460
Delivered	(69,433,175)	451

Outstanding as of March 31, 2024	161,583,000	¥459	1.0

The weighted-average grant date fair value per award for the year ended March 31, 2022, 2023 and 2024 was ¥507, ¥442 and ¥466, respectively.
The total fair value of RSU awards vested during the years ended March 31, 2022, 2023 and 2024 was ¥28,076 million, ¥26,642 million and ¥36,607 million, respectively. The total value of units delivered during the years ended March 31, 2022 and 2023 was ¥28,704 million and ¥23,978 million, respectively. A total of 43,636,273 shares were delivered during the year ended March 31, 2024 with a total value of ¥34,362 million. The aggregate value of RSU awards outstanding as of March 31, 2024 was ¥157,964 million.
As of March 31, 2024, total unrecognized compensation cost relating to nonvested
RSU awards was ¥10,873 million which is expected to be recognized over a weighted average period of 1.7 years.
Nomura withholds vested RSU awards to meet employer statutory tax withholding requirements of employees arising on either vesting of the awards or delivery of the Company’s common stock. The total cash paid to tax authorities to settle these requirements was ¥10,816 million, ¥9,060 million and ¥12,669 million during fiscal year ended March 31, 2022, 2023 and 2024. These cash flows are classified as outflows from financing activities in the consolidated statements of cash flows.
SAR Plan B awards
In prior years, the Company issued SAR Plan B awards linked to the price of the Company’s common stock pursuant to several stock unit plans. These awards vest and are exercisable into the Company’s common stock, have an exercise price of ¥1 per share and graded vesting generally over three years with certain longer vesting or holding periods where required under local regulations.

The grant date fair value of SAR Plan B awards is determined using the price of the Company’s common stock.
The following table presents activity relating to SAR Plan B awards for the year ended March 31, 2024. No new SAR Plan B awards have been granted since April 1, 2018.

	Outstanding (number of Nomura shares)	Weighted-average grant date fair value per share	Weighted-average remaining life until expiry (years)
Outstanding as of March 31, 2023	4,023,000	¥490	1.9
Granted	—	—
Exercised	(2,143,100)	470
Forfeited	(6,600)	465
Expired	(482,900)	559

Outstanding as of March 31, 2024	1,390,400	¥495	1.6

Exercisable as of March 31, 2024	1,258,300	¥505	1.3

The total intrinsic value of SAR Plan B awards exercised during the years ended March 31, 2022, 2023 and 2024 were ¥2,547 million, ¥1,965 million and ¥1,783 million, respectively.
The aggregate intrinsic value of SAR Plan B awards outstanding and exercisable as of March 31, 2024 were ¥1,358 million and ¥1,229 million, respectively.
As of March 31, 2024, total unrecognized compensation cost relating to nonvested
SAR Plan B awards was ¥nil
.
 The total fair value of SAR Plan B awards which vested during the years ended March 31, 2022, 2023 and 2024 w as
 ¥467 million, ¥415 million and ¥72 million, respectively.
Total compensation expense recognized within
Non-interest
expenses
—
Compensation and benefits
in the consolidated statements of income relating to RSU and SAR awards for the years ended March 31, 2022, 2023 and 2024 were ¥27,941 million, ¥35,216 million and ¥35,577 million, respectively.
Cash received from the exercise of SAR awards during the year ended March 31, 2022, 2023 and 2024 was ¥11 million, ¥4 million and ¥
953
million, respectively. The tax benefit realized from exercise of these awards during the year ended March 31, 2022, 2023 was ¥206 million, ¥87 million, respectively. The tax benefit realized from exercise of these awards during the year ended March 31, 2024 was not significant.
Total related tax benefits recognized in the consolidated statements of income relating to RSU and SAR plan B awards for the years ended March 31,
2022,
2023 and 2024 were not significant. The dilutive effect of outstanding deferred compensation plans is included in the weighted average number of shares outstanding used in diluted EPS computations. See Note 11
“Earnings per share”
for further information.
There were no significant modifications of RSU or SAR Plan B awards during the years ended March 31, 2022, 2023 and 2024.
NSU and CSU awards
NSU and CSU awards are cash-settled awards linked to the price of the Company’s common stock. NSU awards replicate the key features of SAR Plan B awards described above but are settled in cash rather than exercisable into the Company’s common stock. CSU awards are similar to NSU awards but exposure to movements in the price of the Company’s common stock is subject to a cap and floor. Both types of award have graded vesting periods generally over three years with certain longer vesting periods where required by local regulations.
The fair value of NSU and CSU awards are determined using the price of the Company’s common stock.
The following table presents activity related to NSU and CSU awards for the year ended March 31, 2
024.

	NSUs			CSUs
	Outstanding (number of units)	Stock price		Outstanding (number of units)	Stock price
Outstanding as of March 31, 2023	20,596,542	¥484		12,595,287	¥509
Granted	15,678,023	529	(1)	2,808,971	484
Vested	(13,443,712)	556	(2)	(5,976,711)	532	(2)
Forfeited	(339,642)			(224,157)

Outstanding as of March 31, 2024	22,491,211	¥949	(3)	9,203,390	¥612	(3)

(1)	Weighted-average price of the Company’s common stock used to determine number of awards granted.
(2)	Weighted-average price of the Company’s common stock used to determine the final cash settlement amount of the awards.
(3)	The price of the Company’s common stock used to remeasure the fair value of the remaining outstanding unvested awards as of March 31, 2024.
Total compensation expense recognized within
Non-interest
expenses
—
Compensation and benefits
in the consolidated statements of income relating to NSU and CSU awards for the years ended March 31, 2022, 2023 and 2024 were ¥4,566 million, ¥11,544 million and ¥15,936 million, respectively.
Total unrecognized compensation cost relating to
nonvested
NSU awards, based on the fair value of these awards as of March 31, 2024, was ¥310 million, which is expected to be recognized through the consolidated statements of income over a remaining weighted-average period of 0.9 years. The total fair value of NSU awards which vested during the years ended March 31, 2022, 2023 and 2024 w as
 ¥7,247 million, ¥6,174 million and ¥7,479 million, respectively.
Total unrecognized compensation cost relating to
nonvested
CSU awards, based on the fair value of these awards as of March 31, 2024, was ¥852 million. The total fair value of CSU awards which vested during the years ended March 31, 2022, 2023 and 2024 was ¥559 million, ¥1,380 million and ¥3,179 million, respectively.
Total tax benefits recognized in the consolidated statements of income for compensation expense relating to NSU, and CSU awards for the years ended March 31, 2022, 2023 and 2024 were ¥125 million, ¥164 million and ¥186 million, respectively.
There were no significant modifications of NSU or CSU awards during the years ended March 31, 2022, 2023 and 2024.
Subsequent events
On May
16, 2024
, the Company
adopted
a resolution to grant RSU awards to certain senior management and employees. A total of 49,784,400 RSU awards have been granted which generally have a graded vesting period from
one
to three years or with an extending vesting period of up to seven years for certain senior management and employees in order to meet local regulatory requirements based on the role they perform within
Nomura.
On May 16, 2024, the Company adopted a resolution to grant PSU to executive officers of the Company. The base number of shares has been calculated as

782,100
shares, and the number of shares when applying a payout rate of 150% is

1,173,200
shares. PSU is to deliver shares of common stock of the Company to grantees depending on the degree of achievement of the performance targets for the three fiscal years. The settlement of the PSU will be primarily in treasury stock.
On May 24, 2024, Nomura also granted NSU awards to senior management and employees in countries where RSU awards are less favorably treated for tax or other reasons. These NSU awards have a total grant date fair value of ¥
7 billion and vesting periods of up to seven years.